Related Parties - Changes of Number of Shares Granted (Detail) - Deferred stock plan [member] - Management - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share granted, beginning	702,260	1,224,524
Cancellation of granted shares due to termination of executive employment		(200,000)
Shares vested and transferred	(448,930)	(322,264)
Reclassification to assets held for sale	(119,998)
Share granted, ending	133,332	702,260